Employee Benefits	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Employee benefits

Note 19 - Employee benefits

A.	Employee benefits include post-employment benefits and short term benefits.

Post-employment benefits are part of key management compensation – see Note 11 on related parties. Balances include:

	Year ended December 31
	2018	2017
	USD thousands	USD thousands
Short-term benefits	136	112
Post-employment benefits	405	492

B.	Post-employment benefit plans – defined contribution plan

The Company has a defined contribution plan in respect of the Company’s liability in respect of its employees who are subject to Section 14 of the Severance Pay Law – 1963.

	Year ended December 31
	2018	2017	2016
	USD thousands	USD thousands	USD thousands

Amount recognized as expense in respect of defined contribution plan	95	52	39